SUMMARY PROSPECTUS
Franklin VolSmart Allocation VIP Fund Franklin Templeton Variable Insurance Products Trust–Class 2 May 1, 2019

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2019, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Internet Delivery of Shareholder Reports: Effective January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Franklin VolSmart Allocation VIP Fund

Investment Goal

Total return (including income and capital gains) while seeking to manage volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Acquired fund fees and expenses[1]	0.18%
Total annual Fund operating expenses[1]	1.28%
Fee waiver and/or expense reimbursement[2]	-0.20%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	1.08%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$ 110	$ 386	$ 683	$ 1,528

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). Managing the Fund to remain within its Target Volatility is designed to reduce the potential dramatic and rapid price swings that could be experienced by the Fund's "core portfolio." The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies including investments in other mutual funds that provide exposure to such investments and strategies, as described in more detail below. The Fund’s investment manager, Franklin Advisers, Inc. (Advisers), and the Fund’s sub-advisor, K2/D&S Management Co., L.L.C. (K2 Advisors) allocate the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, Advisers and K2 Advisors employ two additional strategies to manage the Fund’s risk exposure to market volatility and to extreme market downturns. Advisers and K2 Advisors employ a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, Advisers and K2 Advisors measure the Fund’s expected volatility and utilize certain derivative instruments (primarily futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility. K2 Advisors also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Tail risk refers to the possibility that the return on an investment (or portfolio) will deviate significantly outside of the average range within which an investment manager assumes an investment's (or portfolio's) returns will remain, resulting in unexpected and significant losses. K2 Advisors employs this strategy by utilizing certain derivatives (primarily total return swap agreements) to hedge the tail risk of the Fund.

There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range. It is possible that the Fund could stay within its Target Volatility while having negative performance returns. Also, efforts to manage the Fund's volatility and protect against tail risk can be expected to limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund is structured as a limited "fund-of-funds" that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton mutual funds, and Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund's investments in underlying funds will change over time depending on various factors, including general market conditions.

K2 Advisors serves as sub-adviser to the Fund to assist in the management of the overall asset allocation, volatility management and tail risk protection strategies.

Core Portfolio

Under normal market conditions, the Fund’s core portfolio is allocated among the broad asset classes according to the following approximate percentages to achieve the Fund’s asset allocation strategy:

  50%-70% Equity Allocation
  13%-33% Fixed Income Allocation
  5%-15% Multi-Asset Class Allocation (combination of equity and fixed income)
  2%-13% Cash (includes cash, cash equivalents and money market funds or securities)

A large part of the Fund’s equity allocation is directly invested in securities by Advisers pursuant to its rising dividends strategy. To the extent that Advisers and K2 Advisors allocate the Fund’s assets to underlying funds, such allocations are based on the underlying fund’s predominant asset class. These underlying funds invest in a variety of equity and fixed-income securities and may also have exposure to derivative instruments.

At the discretion of Advisers and K2 Advisors, the above percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment managers’ assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

When selecting equity funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, the underlying funds’ market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, yield and price volatility. In evaluating the risk level of the underlying funds, the Advisers and K2 Advisors analyze various characteristics including but not limited to: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility.

Volatility Management Strategy

The Fund employs a volatility management strategy that seeks to stabilize the number and level of performance swings of the Fund over time. Managing the Fund's volatility to within its Target Volatility is intended to reduce the downside risk of the Fund during periods of significant and sustained market declines. There is, however, no guarantee that the Fund will remain within its Target Volatility. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In employing this strategy, Advisers and K2 Advisors measure the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write (sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, Advisers and K2 Advisors intend to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments.

Tail Risk Protection Strategy

K2 Advisors also employs a tail risk protection strategy to provide protection against rare events that can significantly and negatively affect the portfolio, while attempting to preserve upside potential.

In implementing the tail risk protection strategy, the Fund currently enters into one or more total return swaps on one or more systematic or quantitative rules-based indices that use a mathematical methodology to automatically increase or decrease exposure to short- and/or medium-term futures on an index that measures market expectations of volatility. K2 Advisors believes that exposure to a market volatility index through one or more swaps will mitigate tail risk because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility when the index is exposed only to cash. In the future, however, the Fund may use other instruments to protect against tail risk.

With respect to the Fund's derivative investments, the Fund may enter into equity index futures contracts and total return swap agreements in connection with the Fund’s volatility management and tail risk protection strategies, respectively. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

For purposes of this "Principal Risks" section, the term "investment manager" refers to Advisers, the Fund's sub-advisor or any of the underlying fund's investment managers or sub-advisors, as applicable.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Management and Tail Risk Protection Strategies   There can be no guarantee that the Fund's volatility management or tail risk protection strategies will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility or protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management and tail risk protection strategies can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies.

In seeking to manage the Fund’s portfolio and overall volatility, Advisers and K2 Advisors use proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. In addition, the tail risk protection strategy exposes the Fund to rule-based indices that use algorithms to calculate volatility. There is no assurance that the modeling systems or the algorithms used by the indices are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.

In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used. Although the Fund’s tail risk protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income   The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Investing in Underlying Funds   Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs   The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Index Investing   The Fund will have exposure to certain securities and volatility indexes (such as the index used in the Fund's tail risk protection strategy). The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes.

High-Yield Debt Securities   Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Mortgage Securities and Asset-Backed Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year and since inception compared to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2015, the Fund's investment strategies changed. The performance below prior to May 1, 2015 is attributable to the Fund's performance before the strategy change. Subsequently, on July 26, 2016, the Fund’s investment strategies were changed again. The performance below between May 1, 2015 and July 26, 2016 is attributable to the Fund’s performance before this most recent strategy change.

The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the Blended Benchmark shows how the Fund’s performance compares with a blend of leading stock and bond indices to better reflect the asset allocation of the Fund’s portfolio. The Blended Benchmark is calculated internally and is comprised of: 60% S&P 500 Index; 30% Bloomberg Barclays U.S. Aggregate Index; and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q3'18	5.34%
Worst Quarter:	Q4'18	-10.13%
As of March 31, 2019, the Fund's year-to-date return was 9.15%.

Average Annual Total Returns

For the periods ended December 31, 2018

	1 Year	5 Years	Since Inception 4/1/2013
Franklin VolSmart Allocation VIP Fund - Class 2	-6.93%	2.42%	2.55%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	10.84%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.83%
Blended Benchmark (index reflects no deduction for fees, expenses or taxes)	-2.22%	4.50%	5.25%

No one index is representative of the Fund's portfolio.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

K2/D&S Management Co., L.C.C. (K2 Advisors)

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2015.

Brooks Ritchey   Senior Managing Director, Head of Portfolio Construction and portfolio manager of K2 Advisors and portfolio manager of the Fund since 2015.

Nicholas P. B. Getaz, CFA   Portfolio Manager of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Matthew D. Quinlan   Vice President of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

Investment Company Act file #811-05583 © 2019 Franklin Templeton. All rights reserved.	792 PSUM 05/19

SUMMARY PROSPECTUS
Franklin VolSmart Allocation VIP Fund Franklin Templeton Variable Insurance Products Trust–Class 5 May 1, 2019

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2019, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Internet Delivery of Shareholder Reports: Effective January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Franklin VolSmart Allocation VIP Fund

Investment Goal

Total return (including income and capital gains) while seeking to manage volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 5
Management fees	0.80%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.05%
Acquired fund fees and expenses[1]	0.18%
Total annual Fund operating expenses[1]	1.18%
Fee waiver and/or expense reimbursement[2]	-0.20%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.98%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 5	$ 100	$ 355	$ 630	$ 1,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). Managing the Fund to remain within its Target Volatility is designed to reduce the potential dramatic and rapid price swings that could be experienced by the Fund's "core portfolio." The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies including investments in other mutual funds that provide exposure to such investments and strategies, as described in more detail below. The Fund’s investment manager, Franklin Advisers, Inc. (Advisers), and the Fund’s sub-advisor, K2/D&S Management Co., L.L.C. (K2 Advisors) allocate the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, Advisers and K2 Advisors employ two additional strategies to manage the Fund’s risk exposure to market volatility and to extreme market downturns. Advisers and K2 Advisors employ a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, Advisers and K2 Advisors measure the Fund’s expected volatility and utilize certain derivative instruments (primarily futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility. K2 Advisors also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Tail risk refers to the possibility that the return on an investment (or portfolio) will deviate significantly outside of the average range within which an investment manager assumes an investment's (or portfolio's) returns will remain, resulting in unexpected and significant losses. K2 Advisors employs this strategy by utilizing certain derivatives (primarily total return swap agreements) to hedge the tail risk of the Fund.

There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range. It is possible that the Fund could stay within its Target Volatility while having negative performance returns. Also, efforts to manage the Fund's volatility and protect against tail risk can be expected to limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund is structured as a limited "fund-of-funds" that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton mutual funds, and Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund's investments in underlying funds will change over time depending on various factors, including general market conditions.

K2 Advisors serves as sub-adviser to the Fund to assist in the management of the overall asset allocation, volatility management and tail risk protection strategies.

Core Portfolio

Under normal market conditions, the Fund’s core portfolio is allocated among the broad asset classes according to the following approximate percentages to achieve the Fund’s asset allocation strategy:

  50%-70% Equity Allocation
  13%-33% Fixed Income Allocation
  5%-15% Multi-Asset Class Allocation (combination of equity and fixed income)
  2%-13% Cash (includes cash, cash equivalents and money market funds or securities)

A large part of the Fund’s equity allocation is directly invested in securities by Advisers pursuant to its rising dividends strategy. To the extent that Advisers and K2 Advisors allocate the Fund’s assets to underlying funds, such allocations are based on the underlying fund’s predominant asset class. These underlying funds invest in a variety of equity and fixed-income securities and may also have exposure to derivative instruments.

At the discretion of Advisers and K2 Advisors, the above percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment managers’ assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

When selecting equity funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, the underlying funds’ market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, yield and price volatility. In evaluating the risk level of the underlying funds, the Advisers and K2 Advisors analyze various characteristics including but not limited to: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility.

Volatility Management Strategy

The Fund employs a volatility management strategy that seeks to stabilize the number and level of performance swings of the Fund over time. Managing the Fund's volatility to within its Target Volatility is intended to reduce the downside risk of the Fund during periods of significant and sustained market declines. There is, however, no guarantee that the Fund will remain within its Target Volatility. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In employing this strategy, Advisers and K2 Advisors measure the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write (sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, Advisers and K2 Advisors intend to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments.

Tail Risk Protection Strategy

K2 Advisors also employs a tail risk protection strategy to provide protection against rare events that can significantly and negatively affect the portfolio, while attempting to preserve upside potential.

In implementing the tail risk protection strategy, the Fund currently enters into one or more total return swaps on one or more systematic or quantitative rules-based indices that use a mathematical methodology to automatically increase or decrease exposure to short- and/or medium-term futures on an index that measures market expectations of volatility. K2 Advisors believes that exposure to a market volatility index through one or more swaps will mitigate tail risk because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility when the index is exposed only to cash. In the future, however, the Fund may use other instruments to protect against tail risk.

With respect to the Fund's derivative investments, the Fund may enter into equity index futures contracts and total return swap agreements in connection with the Fund’s volatility management and tail risk protection strategies, respectively. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

For purposes of this "Principal Risks" section, the term "investment manager" refers to Advisers, the Fund's sub-advisor or any of the underlying fund's investment managers or sub-advisors, as applicable.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Management and Tail Risk Protection Strategies   There can be no guarantee that the Fund's volatility management or tail risk protection strategies will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility or protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management and tail risk protection strategies can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies.

In seeking to manage the Fund’s portfolio and overall volatility, Advisers and K2 Advisors use proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. In addition, the tail risk protection strategy exposes the Fund to rule-based indices that use algorithms to calculate volatility. There is no assurance that the modeling systems or the algorithms used by the indices are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.

In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used. Although the Fund’s tail risk protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income   The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Investing in Underlying Funds   Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs   The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Index Investing   The Fund will have exposure to certain securities and volatility indexes (such as the index used in the Fund's tail risk protection strategy). The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes.

High-Yield Debt Securities   Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Mortgage Securities and Asset-Backed Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 5 shares. The table shows how the Fund's average annual returns for 1 year and since inception compared to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2015, the Fund's investment strategies changed. The performance below prior to May 1, 2015 is attributable to the Fund's performance before the strategy change. In addition, on that date, the Class 5 Rule 12b-1 distribution and service fees increased. If the performance reflected the current Rule 12b-1 distribution and service fee of Class 5 shares, historical performance would be lower. Subsequently, on July 26, 2016, the Fund’s investment strategies were changed again. The performance below between May 1, 2015 and July 26, 2016 is attributable to the Fund’s performance before this most recent strategy change.

The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the Blended Benchmark shows how the Fund’s performance compares with a blend of leading stock and bond indices to better reflect the asset allocation of the Fund’s portfolio. The Blended Benchmark is calculated internally and is comprised of: 60% S&P 500 Index; 30% Bloomberg Barclays U.S. Aggregate Index; and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q3'18	5.35%
Worst Quarter:	Q4'18	-10.08%
As of March 31, 2019, the Fund's year-to-date return was 9.17%.

Average Annual Total Returns

For the periods ended December 31, 2018

	1 Year	5 Years	Since Inception 4/1/2013
Franklin VolSmart Allocation VIP Fund - Class 5	-6.85%	2.53%	2.67%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	10.84%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.83%
Blended Benchmark (index reflects no deduction for fees, expenses or taxes)	-2.22%	4.50%	5.25%

No one index is representative of the Fund's portfolio.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

K2/D&S Management Co., L.C.C. (K2 Advisors)

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2015.

Brooks Ritchey   Senior Managing Director, Head of Portfolio Construction and portfolio manager of K2 Advisors and portfolio manager of the Fund since 2015.

Nicholas P. B. Getaz, CFA   Portfolio Manager of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Matthew D. Quinlan   Vice President of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

Investment Company Act file #811-05583 © 2019 Franklin Templeton. All rights reserved.	795 PSUM 05/19

SUMMARY PROSPECTUS
Franklin VolSmart Allocation VIP Fund Franklin Templeton Variable Insurance Products Trust–Class 2 May 1, 2019

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2019, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Franklin VolSmart Allocation VIP Fund

Investment Goal

Total return (including income and capital gains) while seeking to manage volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Acquired fund fees and expenses[1]	0.18%
Total annual Fund operating expenses[1]	1.28%
Fee waiver and/or expense reimbursement[2]	-0.20%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	1.08%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.65% until April 30, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$ 110	$ 386	$ 683	$ 1,528

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the 10% target is referred to as “Target Volatility”). Managing the Fund to remain within its Target Volatility is designed to reduce the potential dramatic and rapid price swings that could be experienced by the Fund's "core portfolio." The Fund’s assets are primarily invested in its “core portfolio,” which is principally comprised of various U.S. equity and fixed income investments and strategies including investments in other mutual funds that provide exposure to such investments and strategies, as described in more detail below. The Fund’s investment manager, Franklin Advisers, Inc. (Advisers), and the Fund’s sub-advisor, K2/D&S Management Co., L.L.C. (K2 Advisors) allocate the Fund’s assets among the strategies and investments in the core portfolio to diversify the assets of the Fund and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class.

In addition, Advisers and K2 Advisors employ two additional strategies to manage the Fund’s risk exposure to market volatility and to extreme market downturns. Advisers and K2 Advisors employ a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. In employing this strategy, Advisers and K2 Advisors measure the Fund’s expected volatility and utilize certain derivative instruments (primarily futures contracts on indices) to adjust the Fund’s expected volatility to within the Target Volatility, as described in more detail below. There is no guarantee that the Fund will stay within its Target Volatility. K2 Advisors also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Tail risk refers to the possibility that the return on an investment (or portfolio) will deviate significantly outside of the average range within which an investment manager assumes an investment's (or portfolio's) returns will remain, resulting in unexpected and significant losses. K2 Advisors employs this strategy by utilizing certain derivatives (primarily total return swap agreements) to hedge the tail risk of the Fund.

There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful. The Fund’s Target Volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be within any specified range. It is possible that the Fund could stay within its Target Volatility while having negative performance returns. Also, efforts to manage the Fund's volatility and protect against tail risk can be expected to limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

The Fund is structured as a limited "fund-of-funds" that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton mutual funds, and Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund's investments in underlying funds will change over time depending on various factors, including general market conditions.

K2 Advisors serves as sub-adviser to the Fund to assist in the management of the overall asset allocation, volatility management and tail risk protection strategies.

Core Portfolio

Under normal market conditions, the Fund’s core portfolio is allocated among the broad asset classes according to the following approximate percentages to achieve the Fund’s asset allocation strategy:

  50%-70% Equity Allocation
  13%-33% Fixed Income Allocation
  5%-15% Multi-Asset Class Allocation (combination of equity and fixed income)
  2%-13% Cash (includes cash, cash equivalents and money market funds or securities)

A large part of the Fund’s equity allocation is directly invested in securities by Advisers pursuant to its rising dividends strategy. To the extent that Advisers and K2 Advisors allocate the Fund’s assets to underlying funds, such allocations are based on the underlying fund’s predominant asset class. These underlying funds invest in a variety of equity and fixed-income securities and may also have exposure to derivative instruments.

At the discretion of Advisers and K2 Advisors, the above percentages may vary from time to time without shareholder approval, e.g., based on market conditions or the investment managers’ assessment of an asset class’ relative attractiveness as an investment opportunity or as part of the volatility management strategy. In addition, as a result of the Fund’s use of derivatives, and/or in an effort to manage expected volatility, the Fund may hold significant amounts of cash, cash equivalents and money market instruments.

When selecting equity funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, the underlying funds’ market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds for the Fund’s core portfolio, Advisers and K2 Advisors consider a number of characteristics, including but not limited to, yield and price volatility. In evaluating the risk level of the underlying funds, the Advisers and K2 Advisors analyze various characteristics including but not limited to: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility.

Volatility Management Strategy

The Fund employs a volatility management strategy that seeks to stabilize the number and level of performance swings of the Fund over time. Managing the Fund's volatility to within its Target Volatility is intended to reduce the downside risk of the Fund during periods of significant and sustained market declines. There is, however, no guarantee that the Fund will remain within its Target Volatility. In this context, “volatility” is a statistical measurement of the frequency and level of up and down fluctuations of the Fund’s returns over time. Volatility may result in rapid and dramatic price swings. Volatility, in other words, represents the average annual deviation of the Fund’s return around the average Fund return.

In employing this strategy, Advisers and K2 Advisors measure the expected annual volatility of the Fund’s core portfolio. If the Fund’s expected annual volatility exceeds the Target Volatility, the Fund will write (sell) one or more equity index futures contracts (usually S&P 500 Index futures contracts) with the goal of decreasing the core portfolio’s exposure to U.S. equity securities so that the expected annual volatility of the Fund is at or below the target of 10%. Generally, Advisers and K2 Advisors intend to use the strategy to reduce risk and would not employ the volatility management strategy if the expected volatility of the Fund’s core portfolio is at or below the Target Volatility. The volatility strategy may cause the Fund’s effective exposure to certain asset classes to be greater or less than its direct investments.

Tail Risk Protection Strategy

K2 Advisors also employs a tail risk protection strategy to provide protection against rare events that can significantly and negatively affect the portfolio, while attempting to preserve upside potential.

In implementing the tail risk protection strategy, the Fund currently enters into one or more total return swaps on one or more systematic or quantitative rules-based indices that use a mathematical methodology to automatically increase or decrease exposure to short- and/or medium-term futures on an index that measures market expectations of volatility. K2 Advisors believes that exposure to a market volatility index through one or more swaps will mitigate tail risk because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility when the index is exposed only to cash. In the future, however, the Fund may use other instruments to protect against tail risk.

With respect to the Fund's derivative investments, the Fund may enter into equity index futures contracts and total return swap agreements in connection with the Fund’s volatility management and tail risk protection strategies, respectively. In addition, the underlying funds may enter into various transactions involving complex derivative instruments for hedging or investment purposes.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

For purposes of this "Principal Risks" section, the term "investment manager" refers to Advisers, the Fund's sub-advisor or any of the underlying fund's investment managers or sub-advisors, as applicable.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Management and Tail Risk Protection Strategies   There can be no guarantee that the Fund's volatility management or tail risk protection strategies will be successful; moreover, achieving the Fund’s strategy of limiting the Fund’s annual volatility or protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The actual volatility that the Fund experiences may be significantly higher than its Target Volatility. In addition, the volatility management strategy focuses on managing the volatility of the U.S. equity markets – to the extent the underlying funds have exposure to foreign markets, volatility resulting from those investments will not be managed under the volatility management strategy. The volatility management and tail risk protection strategies can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies.

In seeking to manage the Fund’s portfolio and overall volatility, Advisers and K2 Advisors use proprietary and third-party risk modeling systems to obtain short-term risk and correlation forecasts. In addition, the tail risk protection strategy exposes the Fund to rule-based indices that use algorithms to calculate volatility. There is no assurance that the modeling systems or the algorithms used by the indices are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate.

In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s managed volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security or asset class, which may cause the Fund to lose significantly more than it would have lost had the managed volatility strategy or the risk models not been used. Although the Fund’s tail risk protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income   The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Investing in Underlying Funds   Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goal. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs   The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Index Investing   The Fund will have exposure to certain securities and volatility indexes (such as the index used in the Fund's tail risk protection strategy). The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes.

High-Yield Debt Securities   Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Mortgage Securities and Asset-Backed Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year and since inception compared to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2015, the Fund's investment strategies changed. The performance below prior to May 1, 2015 is attributable to the Fund's performance before the strategy change. Subsequently, on July 26, 2016, the Fund’s investment strategies were changed again. The performance below between May 1, 2015 and July 26, 2016 is attributable to the Fund’s performance before this most recent strategy change.

The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the Blended Benchmark shows how the Fund’s performance compares with a blend of leading stock and bond indices to better reflect the asset allocation of the Fund’s portfolio. The Blended Benchmark is calculated internally and is comprised of: 60% S&P 500 Index; 30% Bloomberg Barclays U.S. Aggregate Index; and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q3'18	5.34%
Worst Quarter:	Q4'18	-10.13%
As of March 31, 2019, the Fund's year-to-date return was 9.15%.

Average Annual Total Returns

For the periods ended December 31, 2018

	1 Year	5 Years	Since Inception 4/1/2013
Franklin VolSmart Allocation VIP Fund - Class 2	-6.93%	2.42%	2.55%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	-4.38%	8.50%	10.84%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.83%
Blended Benchmark (index reflects no deduction for fees, expenses or taxes)	-2.22%	4.50%	5.25%

No one index is representative of the Fund's portfolio.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

K2/D&S Management Co., L.C.C. (K2 Advisors)

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2015.

Brooks Ritchey   Senior Managing Director, Head of Portfolio Construction and portfolio manager of K2 Advisors and portfolio manager of the Fund since 2015.

Nicholas P. B. Getaz, CFA   Portfolio Manager of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Matthew D. Quinlan   Vice President of Advisers and a portfolio manager of the rising dividends strategy portion of the Fund since May 2019.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

Investment Company Act file #811-05583 © 2019 Franklin Templeton. All rights reserved.	792 PSUM 05/19